NOTE 7 PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS	12 Months Ended
Dec. 31, 2012
Property Plant Equipment And Mineral Claim Assets Disclosure
NOTE 7             PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS

As of December 31, 2012 and 2011, components of the Ruby Mine property, plant and equipment and mineral assets were as follows:

	December 31,	December 31,
	2012	2011

Buildings	$558,885	$558,885
Machinery and equipment	119,389	119,389
Vehicles	240,514	240,514
Total property, plant and equipment	918,788	918,788

Less: impairment expense(2)	(124,343)	(124,343)
Less: accumulated depreciation(3)	(159,233)	(60,560)

Property, plant and equipment, net	$635,212	$733,885

	December 31,	December 31,
	2012	2011

Mining claims (1)	$1,792,660	$1,792,660
Asset retirement costs	4,828	4,904
Total mineral claim assets	1,797,488	1,797,564
Less: accumulated depletion(3)	-	-

Mining claims, net	$1,797,488	$1,797,564

(1)Upon the completion of the Ruby Mine acquisition on July 1, 2011, the estimated fair value of the mineral rights acquired was fully capitalized.

(2)Following the acquisition of the Ruby Mine on July1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $124,343.

(3)Depreciation expense totaled $137,544 and $60,560 for the years ended December 31, 2012 and 2011, respectively. Depletion expense totaled $0 and $0 for the years ended December 31, 2012 and 2011, respectively